Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill

Note 9 — Goodwill

In connection with the acquisition of certain assets from Double or Nothing, the excess of the purchase price over the estimated fair value of the net assets assumed of $9,713 thousand was recognized as goodwill.

The following is a roll forward of goodwill based upon the preliminary purchase price allocations ($ in thousands):

	Year Ended December 31,
(In thousands)	2024	2023
Goodwill - beginning of period	$—	$—
Goodwill acquired during period (Note 7)	9,713	—
Goodwill - end of period	$9,713	$—